INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATIONS OF INCOME TAX EXPENSES (BENEFITS)

Reconciliations of the income tax expenses (benefits) computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the period presented are as follows:

	June 30, 2025	June 30, 2024
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Loss before income tax expenses	(61,489)	(31,523)
Income tax benefits computed at the PRC statutory income tax rate of 25%	(15,372)	(7,881)
Use of NOL	-	(98)
Effect of additional deduction for qualified R&D expenses	(40)	(269)
Effect of changes in asset value	283	332
Non-deductible expenses	24	48
Changes in valuation allowance and others	15,105	7,868
Income tax expenses	-	-

SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES)

The Company’s deferred tax assets (liabilities) consisted of the following components:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
Deferred tax assets
Net operating loss carryforwards	203,421	187,327
Accrued warranty	24	61
Accrued expenses	17,126	13,235
Investment loss	-	764
Inventory impairment	2,329	2,314
Fixed assets impairment provision	849	844
Bad debts	68	58
Accrued payroll	16,716	9,358
Subtotal	240,533	213,961

Fair value change of fixed assets	(9,334)	(9,508)
Fair value change of intangible assets	(3,536)	(3,560)
Total deferred tax liabilities	(12,870)	(13,068)

Net deferred tax assets	227,663	200,893
Less: valuation allowance	(227,663)	(200,893)
Deferred tax assets, net of valuation allowance	-	-